Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2012 and 2011 and changes in the carrying amount of goodwill are summarized as follows:

	South Africa	Americas	Australasia	Continental Africa	Total
	$	$	$	$	$

Balance at January 1, 2011	-	18	151	11	180
Translation	-	-	2	-	2
Balance at December 31, 2011	-	18	153	11	182
First Uranium (Pty) Limited acquisition (1)	9	-	-	-	9
Translation	-	-	2	-	2
Balance at December 31, 2012	9	18	155	11	193

(1)	See Note 3.

Net carrying amount of goodwill as at December 31, 2012 and 2011 is reconciled as follows:

- Gross carrying amount	9	18	155	310	492
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2012	9	18	155	11	193

- Gross carrying amount	-	18	153	310	481
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2011	-	18	153	11	182

Other intangibles, net
	Royalty rate concession agreement (2)	Software and licenses (3)	Service agreements	Total
	$	$	$	$

Gross carrying value at January 1, 2011	30	-	-	30
Additions	-	16	-	16
Accumulated amortization	(15)	-	-	(15)
Balance at December 31, 2011	15	16	-	31

Gross carrying value at January 1, 2012	30	16	-	46
Additions	-	78	7	85
Accumulated amortization	(17)	-	-	(17)
Translation	-	(2)	-	(2)
Balance at December 31, 2012	13	92	7	112

(2)	The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

(3)	During 2011, the Company undertook the implementation of an Enterprise Resource Plan ("ERP") system. Phase 1 of the ERP was brought into use in February 2013.

The royalty rate concession, software and licenses and service agreements are amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

		2012	2011	2010
		$	$	$

Royalty rate concession amortization expense		2	2	2
Software and licenses amortization expense (4)		-	-	-
Service agreements amortization expense (5)		-	-	-

(4)	No amortization expense was recorded for purchased software and licenses as these have not been brought into use.
(5)	Less than $1 million in 2012.

Based on carrying value at December 31, 2012, the estimated aggregate amortization expense for each of the next five years is as follows:

	Royalty rate concession agreement	Software and licenses	Service agreements
	$	$	$

2013	2	28	1
2014	2	31	1
2015	2	31	1
2016	2	2	1
2017	2	-	1